Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2023
Labor And Social Obligations
Schedule of employees benefits

	December 31, 2023	December 31, 2022
Salaries and payroll charges	69,885	70,089
Provision for vacation	256,415	254,469
Healthcare plan (i)	86,147	70,136
Provision for profit sharing (ii)	97,514	96,227
Incentivized Dismissal Program - PDI (iii)	290,202	-
Consent Decree (TAC)	6,093	6,114
Knowledge Retention Program (PRC)	1,184	1,469
Total	807,440	498,504

Schedule of compensation balance

Service time at SABESP (years)	% of the FGTS balance	% of the compensation for each complete year of work
> 15	20%	20%
11 - 15	12.5%	12.5%
6 - 10	5%	5%
0 - 5	2.5%	2.5%